PROVISION FOR ONEROUS CONTRACTS	12 Months Ended
Dec. 31, 2023
PROVISION FOR ONEROUS CONTRACTS
PROVISION FOR ONEROUS CONTRACTS

NOTE 27 – PROVISION FOR ONEROUS CONTRACTS

	Balance on		Balance on
	12/31/2022	Constitutions	12/31/2023
Generation
Jirau Energia	209,099	729,536	938,635
Omega	—	58,548	58,548
BTG	—	20,284	20,284
Companhia Energética Sinop	—	18,732	18,732
Enerpeixe	—	16,453	16,453
CPFL Energia	—	6,571	6,571
Empresa de Energia São Manoel	—	5,223	5,223
Alpek	—	2,546	2,546
Pedra	—	4,136	4,136
	209,099	862,029	1,071,128

Current Liabilities	—		120,660
Non-Current Liability	209,099		950,468
	209,099		1,071,128

	Balance on		Balance on
	12/31/2021	Constitutions	12/31/2022
Generation
Jirau	147,122	61,977	209,099
Funil	280,527	—	—
Coaracy Nunes	11,032	—	—
	438,681	61,977	209,099

Current Liabilities	10,517	—	—
Non-Current Liability	428,164	—	209,099
	438,681	—	209,099

On December 31, 2023, the Company presented a balance of R$1,071,128 (R$209,099 on December 31, 2022) in onerous contracts. The constitution made in the financial year refers substantially to the increase in discount rate and the reduction of the projected sale price curve of power in comparison with the previous financial year. The contract with Jirau Energia, due to its volume and purchase values agreed, includes an additional value of provision in the amount of R$729,536.

Accounting Policy

In the process of impairment test of assets of the Company, it was verified that there were concession and power trading agreements whose inevitable costs of satisfying the agreement obligations exceed the economic benefits expected to be received throughout the agreement, with the difference being recorded as a liability, as provision for onerous contract, and in the income statement, in the group of operational provisions.

Estimates and critical judgements

For the projection of the economic benefits, the Company was based, principally, on the future selling prices of electrical power.